Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of anti-dilutive net loss per share
	June 30,
	2022	2021
Series C convertible preferred stock	—	756,667
Stock options	1,442,466	300,000
Warrants	17,353,987	17,353,987
	18,796,453	18,410,654

	December 31, 2021	December 31, 2020
Series C convertible preferred stock	756,667	—
Stock options	300,000	300,000
Warrants	17,353,987	—
	18,410,654	300,000

Schedule of reconciliation of basic and diluted net loss per share
	For the Years Ended December 31,
	2021	2020
Income (loss) per common share — basic:
Income (loss) from continuing operations	$4,157,108	$(2,666,269)
Loss from discontinued operations	(253,367)	(371,248)
Net income (loss)	$3,903,741	$(3,037,517)
Weighted average common shares outstanding — basic	94,865,761	65,954,691

Net income (loss) per common share – basic:
From continuing operations	$0.04	$(0.05)
From discontinued operations	$(0.00)	$(0.01)

Income (loss) per common share — diluted:
Income (loss) from continuing operations	$4,157,108	$(2,666,269)
Add: interest expense, net	(3,036)	—
Numerator for loss from continuing operations per common share — diluted	4,154,072	(2,666,269)
Numerator for loss from discontinuing operations per common share — diluted	(253,367)	(371,248)
Net loss per common share – diluted	$3,900,705	$(3,037,517)

Weighted average common shares outstanding — basic	94,865,761	65,954,691
Effect of dilutive securities:
Options	299,790	—
Preferred shares	756,667	—
Weighted average common shares outstanding – diluted	95,922,218	65,954,691

Net loss per common share – diluted:
From continuing operations	$0.04	$(0.05)
From discontinued operations	$(0.00)	$(0.01)